RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Remote Intelligence [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable	$ 226,247	$ 226,247
Wildlife Specialists [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable	$ 135,500	$ 135,500